Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2020
Prospectus Date	rr_ProspectusDate	May 31, 2020
HANCOCK HORIZON BURKENROAD SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II

Hancock Horizon Burkenroad Small Cap Fund

Hancock Horizon Microcap Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 23, 2020 to:

•	the Hancock Horizon Burkenroad Small Cap Fund’s Summary Prospectus, dated May 31, 2020 (the “Burkenroad Fund Summary Prospectus”);

•	the Hancock Horizon Microcap Fund’s Summary Prospectus, dated May 31, 2020 (the “Microcap Fund Summary Prospectus”); and

•	the Funds’ Prospectus, dated May 31, 2020 (the “Prospectus” and, together with the Burkenroad Fund Summary Prospectus and Microcap Fund Summary Prospectus, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses, and should be read in conjunction with the Prospectuses.

Effective December 31, 2020 (the “Effective Date”), each Fund’s primary benchmark will change as follows:

Fund	Current Primary Benchmark	New Primary Benchmark
Hancock Horizon Burkenroad Small Cap Fund	Russell 2000 Index	S&P SmallCap 600 Index
Hancock Horizon Microcap Fund	Russell Microcap Index	Dow Jones U.S. Micro-Cap Total Stock Market Index

Accordingly, as of the Effective Date, the Prospectuses are hereby amended and supplemented as follows:

1.	In the “Principal Investment Strategy” section of the Burkenroad Fund Summary Prospectus, and the corresponding section of the Prospectus, the sentences in the first paragraph referencing the Russell 2000 Index are hereby deleted and replaced with the following:

The Fund considers small-capitalization companies to be those with market capitalizations, at the time of purchase, that fall within or below the current range of companies in the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in the index as of January 31 of each of the three preceding years. As of January 31, 2020, the market capitalization range for the S&P Small Cap 600 Index was approximately $88.41 million to $4.59 billion.

2.	In the “Performance Information” section of the Burkenroad Fund Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

HANCOCK HORIZON BURKENROAD SMALL CAP FUND | S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.78%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.35%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
HANCOCK HORIZON BURKENROAD SMALL CAP FUND | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.52%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
HANCOCK HORIZON BURKENROAD SMALL CAP FUND | Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.70%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	10.76%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
HANCOCK HORIZON BURKENROAD SMALL CAP FUND | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.89%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	10.66%
Since Inception	rr_AverageAnnualReturnSinceInception	10.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
HANCOCK HORIZON BURKENROAD SMALL CAP FUND | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.68%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
HANCOCK HORIZON BURKENROAD SMALL CAP FUND | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.12%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
HANCOCK HORIZON BURKENROAD SMALL CAP FUND | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	8.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
HANCOCK HORIZON BURKENROAD SMALL CAP FUND | Class D Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.35%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	10.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
Hancock Horizon Microcap Fund | Dow Jones U.S. Micro-Cap Total Stock Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.60%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Hancock Horizon Microcap Fund | Russell Microcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Hancock Horizon Microcap Fund | Lipper® Small-Cap Core Funds Classification (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.70%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Hancock Horizon Microcap Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Hancock Horizon Microcap Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Hancock Horizon Microcap Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Hancock Horizon Microcap Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015

[1]	On December 31, 2020, the Fund’s benchmark changed from the Russell 2000 Index® to the S&P SmallCap 600 Index, because the Adviser believes that the S&P SmallCap 600 Index better reflects the investment strategies of the Fund.
[2]	Institutional Class Shares of the Fund were offered beginning May 31, 2016. Investor Class Shares and Class D Shares of the Fund were offered beginning December 31, 2001. Index comparison begins December 31, 2001.
[3]	On December 31, 2020, the Fund’s benchmark changed from the Russell Microcap Index to the Dow Jones U.S. Micro-Cap Total Stock Market Index, because the Adviser believes that the Dow Jones U.S. Micro-Cap Total Stock Market Index better reflects the investment strategies of the Fund.